BERWYN FUND

a series of
THE BERWYN FUNDS



	Shareholder Services	a no load
	c/o PFPC Inc.	mutual fund
	P. O. Box 8987
	Wilmingto, DE  19899	800-992-6757





PROSPECTUS
April 30, 1999




This Prospectus describes shares of the Berwyn
Fund, one of the series of The Berwyn Funds (the
"Trust"). Shares of Berwyn Fund are sold on a no-load basis.





The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

Page

Carefully review these sections which
summarizes the Fund's investments,
risks, performance and fees
Risk/Return Summary

Performance

Fees and Expenses of the Fund

3

4

5


This section contains important
additional information, including the
Fund's principal investment
strategies and risks


Investment Objective, Principal Investment
Strategies and Related Risks


6

This sections contains details on the
management of the Fund

Management and Organization

10






Turn to this section for information
on how to open and maintain your
account, including how to purchase,
sell and exchange Fund shares

Shareholder Information

Distribution and Taxes

Distributor


11

12

13

This sections contains important
financial information on the Fund

Financial Highlights

14





RISK/RETURN SUMMARY

Investment Objective of the Fund
The Berwyn Fund (the "Fund") seeks to achieve long-term capital appreciation; current income is a secondary consideration.

Principal Investment Strategies of the Fund
The Fund invests in common stocks and fixed income securities that offer a potential for capital appreciation. Under normal market conditions at least 80% of the value of the Fund's net assets will be invested in common stocks. The principal strategy of the Fund is to achieve long term growth through investments in equities that the Fund's investment adviser (the "Adviser") believes are undervalued. However, during periods of stock market adversity the Fund may take a more defensive position through the use of investment grade and/or junk bonds, as well as preferred stocks. The use of higher yielding securities also serves to offset the normal operating expenses of the Fund. Up to twenty percent of the Fund may be invested in fixed income securities.

Principal Risks of Investing in the Fund
? Although the Fund will strive to achieve its goal, there is no assurance that it will. Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time. While common stocks have historically been a leading choice of long term investors, stock prices may decline over short or even extended periods. Therefore, the value of your investment in the Fund may go down and you could lose money.

? Using its investment approach may result in the Fund investing in securities that are not in favor with other investment advisers or brokers or securities of lesser known companies. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the Fund's investments. If the Adviser's conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

? High yield bonds ("junk bonds") entail greater risks than those found in higher rated bonds. High yield bonds are below investment grade instruments based on the significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the impact from interest rate changes. The value of the Fund's investments will also vary with bond market conditions.

? Other risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations.

? Lastly, the Fund is considered "non-diversified" under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the shares of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share value of the Fund than in the share value of a diversified fund.


 An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency.

 PERFORMANCE

 The bar chart and table can help you evaluate the potential risks of investing in the Berwyn Fund. They show changes in the Fund's yearly performance over the life of the Fund and compare the Fund's average annual returns for the past one-year, five-year, and ten-year periods. Investment performance also often reflects the risks associated with
the Fund's investment objective and policies.   You should keep in
mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.







 Average Annual Total Return as of 12/31/98

 	1 Year	5 Years	10 Years
 	Fund	-18.90%	7.65%	10.01%
 	Russell 2000 Index*	-2.55%	11.87%	12.92%


 * The Russell 2000 Index is an unmanaged index of securities and does not include the actual costs of fund operations or management expenses.


 FEES AND EXPENSES OF THE FUND

 As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below.


 Shareholder Transaction Fees+
 (Fees paid directly from your investment)
 Maximum Sales Charge (load) on Purchases ( as a
percentage of offering price)
 None
 Sales Charge on Reinvested Dividends
 None
 Redemption Fees*
 1.00%
 Exchange Fees
 None
 Annual Fund Operating Expenses
 (Expenses that are deducted from Fund assets)
 Management Fee
 1.00%
 Distribution and Service (12b-1) Fees
 0.00%
 Other Expenses
 0.20%
 Total Fund Operating Expenses
 1.20%


 + Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, so that their effect is included in the share price. The Fund has no sales charges (loads) or Rule 12b-1 distribution fees and minimal shareholder transaction fees.

 * A redemption fee of 1.00% is assessed if shares are redeemed in less than one year from the date of purchase.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Berwyn Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



 One Year
 Three Years
 Five Years
 Ten Years
 Berwyn Fund
 $122
 $381
 $660
 $1,455



 INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
 AND RELATED RISKS

 The investment objective of the Berwyn Fund is to seek long-term (i.e., greater than one year) capital appreciation; current income is a secondary consideration. The Fund is a non-diversified, open-end management investment company. Being non-diversified means that the Fund may invest a greater portion of its net assets in the shares of individual issuers.

 Even though the Fund is considered non-diversified, it has placed restrictions on its investment policy for purposes of diversification. Two particularly significant restrictions are: (1) with respect to 50% of the value of its total assets, the Fund will not, at the time of purchase, invest more than 5% of the value of its total assets, at market value, in the securities of any one issuer, except the securities of the U.S. government, and (2) with respect to the other 50% of the market value of its total assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer. With these two restrictions, hypothetically, the Fund could hold a portfolio with investments in as few as 14 issuers. The Fund does not anticipate having a portfolio with as few as 14 issuers. The investment policy of the Adviser has been to use two basic guidelines in the management of investment portfolios: (1) the initial investment in any single issuer must comprise less than 5% of the total value of the assets in a portfolio and (2) the initial investment in any one industry must comprise less than 20% of the total value of the assets in a portfolio. (The maximum that the Fund will invest in any industry will be 25% of the value of its total assets). Under normal market conditions, the Fund follows the 5% and 20% guidelines of the Adviser. The Fund will always adhere to this 25% limitation.

 The Fund invests in what it believes to be undervalued common stock and fixed income securities that offer a potential for long-term capital appreciation. This approach can often result in selecting securities that are not being recommended by other investment advisers and/or brokerage firms. In addition, this approach can often result in the selection of securities of lesser known companies. The Fund, however, only invests in corporations that have been in business for at least five years and have a minimum of $10,000,000 in assets.
Also, the Fund only invests in securities listed on national exchanges or on the over-the-counter market.

 The Adviser is a "value" manager. Where value is found in the marketplace is dependent upon many factors, including the level of inflation, price-to-earnings ratios, as compared to interest rates, stock market psychology and political factors. Over its history, the Adviser has, more often than not, found small-capitalization stocks to offer more value than large-capitalization stocks. Consequently, the performance of the Fund has been typified by the Russell 2000 composite stock index, a smaller capitalization index. At the present time the average weighted market capitalization for the Fund is under $900 million, which is comparable to that of the Russell 2000.

 Common Stocks - Under normal market conditions, the Fund invests at least 80% of the value of its net assets in common stocks. The Fund selects common stock investments from three broad areas: (1) companies selling substantially below their book value; (2) companies selling at a low valuation to their present earnings level; and (3) companies judged by the Adviser to have above-average growth prospects over the next three-to-five year period and to be selling, in the opinion of the Adviser, at small premiums to their book value, or at modest valuations to their present earnings level.

 The Adviser believes that (i) its strategy of investing in undervalued common stock offers the potential for long-term capital appreciation above that of the leading stock market indices (i.e., Dow Jones Industrial Average, Standard & Poor 500 Index, Russell 2000 and the Value Line Composite), and (ii) use of the guidelines of the Adviser for portfolio management together with the investment restrictions previously described will lessen the risks in this investment approach.

 Corporate Bonds - A corporate bond is an interest-bearing debt security issued by a corporation. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem ("call") a bond before maturity.

 While the bond's annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bond's price rises and falls so that its yield remains reflective of current market conditions. Bond prices usually rise when interest rates fall and conversely, bond prices fall when interest rates rise.

 While the portfolio of the Fund emphasizes investment in common stock, the Fund may invest up to 20% of the value of its net assets in fixed income securities (corporate bonds and preferred stocks.) The Fund invests in fixed income securities when the Adviser believes prevailing interest rates offer long-term capital appreciation. The fixed income securities selected may include securities with any of the ratings listed by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), including securities with a S&P D rating, a Moody's C rating and unrated securities that are determined by the Adviser to be of equivalent quality. (See
Appendices A and B in the Statement of Additional Information for
S&P's and Moody's definitions of bond ratings.) Fixed income corporate debt securities that have a BBB or Baa rating have speculative characteristics and are riskier investments than debt securities rated A (S&P's or Moody's rating) and higher. Fixed income securities that have credit ratings lower than BBB (S&P's rating) or a Baa (Moody's rating) are commonly referred to as "junk bonds". These lower rated securities are speculative investments and investment in them is riskier than an investment in a fixed income security with a rating of BBB or Baa or higher. The ability of the issuer of a lower rated security to pay income or repay principal in accordance with the terms of the obligation may be impacted more severely by adverse economic conditions or a business downturn than the ability of an issuer of higher rated securities. Unrated securities may or may not be considered more creditworthy than lower rated securities.

 Temporary Defensive Positions - Although the Fund will normally invest according to its objective as outlined above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (A-1 by S & P and P-1 by Moody's Commercial Paper Ratings), repurchase agreements, U.S. treasury bills, or treasury notes and treasury bonds backed by the "full faith and credit" of the U.S. Government, or the Fund may hold cash. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund.


 Risks of Investing in the Fund

 Investing in any mutual fund such as the Fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund.

 Because the Fund is a non-diversified fund, an investment in the Fund may be a greater risk than an investment in a diversified fund. Bond prices usually rise when interest rates fall and conversely, bond prices fall when interest rates rise. If a bond is subject to a call and is called before maturity, the Fund may have to reinvest the proceeds at lower market rates.

 The following table highlights other risks associated with investing in the Fund.


 Risks
 How the Fund Manages These Risks
 Market Risk is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as economic conditions, future expectations or investor confidence. If the value of the majority of common stocks held by the Fund increases in value, then the net assets of the Fund and an investment in the Fund would normally increase in value. If there is a decline in the value of a majority of the common stocks of the Fund, then the net assets of the Fund and investment in the Fund would normally decline in value.

 The Fund maintains a long-term investment approach and focus on stocks we believe can appreciate over an extended time frame regardless of interim market fluctuations. The Fund does not try to predict overall stock market movements and do not trade for short-term purposes.

 Industry and Security Risk is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.

 The Adviser follows a rigorous selection process before choosing securities for the Fund.


 Lower Rated, High Yield, High Risk Fixed Income
Securities include those securities rated lower than BBB by S&P and Baa by Moody's. Securities of this type are considered to be of poor standing and predominantly speculative as to their ability to repay interest and principal.


 The Fund may invest in fixed income securities that are listed in national exchanges or on the over-the-counter market. The Adviser will attempt to minimize the risks of investing in medium grade and high yield, high risk bonds by doing a credit analysis of the issuer, monitoring the Fund's investments and the investment environment in general. The credit rating is not the only criterion for selection. The Adviser examines the financial structure of each issuer and with regard to these securities, makes a determination as to the issuer's ability to meet its debt obligations.
Achievement of the Fund's investment objective is more dependent on the Adviser's credit analysis in selecting high yield, high risk bonds than is the case in selecting higher quality securities.
However, there can be no guarantee that the issuer of the bonds in which the Fund invests will not default or that the securities will not decline in value.

 Portfolio Turnover rates reflect the amount of securities that are replaced from the beginning of the year to the end of the year by the Fund.
The degree of portfolio activity may affect brokerage costs and other transaction costs of the Fund, as well as taxes payable by shareholders that are subject to federal income tax.

 The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The Fund anticipates that the portfolio turnover rate of the Fund will not exceed 100%.

 Small Company Investment Risk includes the general risks of investing in common stocks such as market, economic and business risk that cause their prices to fluctuate over time.
Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited production, markets, management depth, or financial resources.

 The securities of companies with small revenues and capitalizations, in which the Fund invests, may offer greater opportunity for capital appreciation than larger companies.

 For additional information about the Fund's investment policies, please see the Statement of Additional Information.

 Year 2000 Issue

 Like all mutual funds, the Fund and its service providers utilize systems that must accurately process date related information on or after January 1, 2000. If systems used by the Fund or its service providers are negatively affected by the Year 2000 issue, the Fund may not be able to handle securities trades, payments of interest and dividends, or pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000 and expect that their systems, and those of other parties they deal with, will be prepared in time for that event. The Adviser has reviewed the types of securities and debt obligations held as investments by the Fund to determine the impact of the Year 2000 issue on the returns and relative safety of principal of such securities and debt obligations. Based on this review, the Adviser does not believe the Year 2000 issue poses any substantial risk for such returns and safety of principal.


 MANAGEMENT AND ORGANIZATION

 The Fund commenced operations as a series of shares of The Berwyn Funds, a Delaware business trust, on April 30, 1999 in a reorganization of its predecessor, The Berwyn Fund, Inc. In the reorganization, the Fund succeeded to all the business, assets and liabilities of its predecessor.

 The Killen Group, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, Chief Executive Officer and sole shareholder of the Adviser.

 Robert Killen is also the President and Chairman of the Board of the Trust. He is the person primarily responsible for the day-to-day management of the Berwyn Fund's portfolio. He managed the portfolio of The Berwyn Fund, Inc., the predecessor of the Berwyn Fund, from May 4, 1984, the date of that Fund's public offering, until April 30, 1999. Robert Killen has over twenty-five years experience as an investment adviser. In 1969, Robert Killen cofounded Compu-Val Management Associates, an investment advisory firm and was a 50% partner until February 1983. At that time, The Killen Group, Inc., replaced him as the 50% partner. The partnership of Compu-Val Management Associates was dissolved on December 31, 1983 and The Killen Group, Inc. continued its advisory business as a separate entity.

 As of December 31, 1998, The Killen Group, Inc. was managing 335 individual investment portfolios worth approximately $367 million. On December 31, 1998, The Berwyn Fund, Inc. had over $62 million in net assets.

 Investment Management Fees

 Under the contract between the Fund and the Adviser, the Adviser provides the Fund with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser manage the daily operations of the Fund under the supervision of the Board of Trustees. For the advisory services it provides, the Adviser receives a fee of 1.00% of the Fund's average daily net assets. The advisory fee payable to the Adviser by the Berwyn Fund is higher than that of many mutual funds.

 Subject to the policies established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions. When buying and selling securities, the Adviser gives consideration to brokers who have assisted in the distribution of the Fund's shares. The Fund may also pay brokerage commissions to brokers who are affiliated with the Adviser or the Funds.


 SHAREHOLDER INFORMATION

 Buying Shares

 You may buy shares of the Fund without a sales charge. Your price for Fund shares is the Fund's net asset value per share (NAV). Your order will be priced at the next NAV calculated after the Fund's Transfer Agent receives your order. The Fund also has arrangements that permit third parties to accept orders on the Fund's behalf, so that investors can receive the NAV calculated after the order is received in good order by the third party.

 The NAV is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (4:00 p.m. Eastern Time) every day the Exchange is open. If we receive your order after the close of trading, you will pay the next business day's price. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, President Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

 The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expense and liabilities, by the number of shares outstanding. The Fund's securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange. If market quotes are not readily available, securities will be priced at their fair value as determined in good faith by the Fund's Board of Trustees.

 Minimum Investment

? The minimum initial investment for the Fund is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund or between accounts in the Berwyn Fund and Berwyn Income Fund, another series of the Trust, that total $3,000 in the aggregate. Subsequent investments must be at least $250.

? For an Individual Retirement Account (IRA), the investment is $1,000. The minimum initial investment for a spousal IRA is $250. Subsequent investments in IRA accounts must be at least $250. There are no minimum investment requirements for an investment by pension or profit sharing plan or a custodial account established for the benefit of a minor.

 The Fund has an Automatic Investment Plan under which an investor may have money transferred from the investor's checking account to the investor's account in the Fund. If you wish to use this Plan, please contact the Fund for further information and an application.

 In Kind Purchases

 An investor may exchange securities for shares of the Fund. For taxable investors an exchange of securities for shares of the Fund will be a taxable exchange. The securities must meet the Fund's investment objectives and policies. The securities will be valued in the same way that the Fund's portfolio is valued for purposes of calculating the NAV. Please contact the Adviser for further information.

 Exchange of Shares

? You may exchange your shares of one Fund for shares of Berwyn Income Fund, another series of the Trust. The initial minimums for the Funds must be met ($1,000 for IRAs and no minimum initial investment for pension or profit sharing plans or custodial accounts for minors.).

? Shares may also be exchanged for shares in the Rodney Square Fund or the Rodney Square Tax-Exempt Fund. These funds are money market funds managed by Rodney Square Management Corporation and distributed by Rodney Square Distributors, Inc. Exchanges will be made on the basis of the next NAV of the funds involved that is determined after a request for an exchange has been received. The minimum initial investment for each of the Rodney Square Funds is $1,000. A shareholder may request an exchange by calling 1 (800) 992-6757 between (9:00 a.m. and 4:00 p.m. Eastern Time) on any business day or by writing to the Fund's Transfer Agent.

? A shareholder in the Fund, however, will only be permitted to exchange shares in his or her account for shares of one of the other funds four times in any twelve-month period. A shareholder in a Rodney Square Fund may exchange shares of the Rodney Square Fund for shares of the Fund as often as he or she wishes. The Fund reserves the right to amend or change the exchange privilege upon 60 days' notice to shareholders.

 Redeeming Shares

? You may redeem your shares at any time. The shares will be redeemed at the next NAV calculated after the Fund's Transfer Agent has received the redemption request. You may redeem your shares by sending a written request to the Fund's Transfer Agent. If you have selected the telephone redemption option on your application, you may redeem up to $5,000 worth of shares by calling the Transfer Agent at 1 (800) 992-6757 on any business day between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

? Generally, there is no sales charge for redeeming shares. The Fund, however, does charge a 1% redemption fee on shares held for less than one year. The fee is charged on the proceeds of the redemption. The fee is paid to the Fund and included in its net assets for the benefit of the remaining shares. This fee is waived for those who buy and sell shares of the Fund through third parties.

Shareholders may buy and sell shares of the Fund through broker dealers who may charge a fee for such service. In addition, if a shareholder redeems shares through the Transfer Agent and requests that the proceeds be wired to the shareholder, the Transfer Agent may charge the shareholder a wiring fee.


DISTRIBUTION AND TAXES

The Fund distributes annually all of its net investment income and any net realized capital gains. Unless a shareholder requests otherwise in the account application, dividends and capital gains distributions will be automatically reinvested in shares of the Fund at the NAV on the Fund's ex-dividend date.

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

It is not ordinarily to you advantage to buy shares in the Fund shortly before the Fund makes a distribution because part of your investment will come back to you as a taxable distribution.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The Adviser expects that the majority of the payments from the Fund will be long-term capital gains distributions.

When you sell or redeem your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of the Berwyn Income Fund, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult you tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund is required to withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.


DISTRIBUTOR

Berwyn Financial Services Corp. ("Berwyn Financial"), located at 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312, serves as the non-exclusive distributor of the Fund's shares pursuant to a selling agreement between Berwyn Financial and the Trust. Under the terms of the agreement, Berwyn Financial is a selling agent for the Fund in certain jurisdictions in order to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares. Berwyn Financial does not charge a fee for the services provided under the selling agreement with the Fund. The Fund continues to bear the expenses of all filing or notification fees incurred in connection with the registration of shares under state securities laws.



FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Berwyn Fund's financial performance and reflects the financial performance of The Berwyn Fund, Inc., the predecessor of the Fund, for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


		        			     YEAR ENDED

12/31/98
12/31/97
12/31/96
12/31/95
12/31/94






Net Asset Value, Beginning of Year
$22.01
$19.69
$19.43
$17.55
$17.67

______
______
______
______
______
Income from Investment Operations:
       Net Investment Income (Loss)
       Net Realized and Unrealized
Gains
	(Losses) on Securities

(0.09)

(4.11)

0.00

5.06

(0.02)

2.78

0.00

3.34

0.02

0.65

______
______
______
______
______
	Total from Investment
Operations
(4.20)
5.06
2.76
3.34
0.67

______
______
______
______
______






Less Distributions:





       Dividends from Net Investment
Income
0.00
0.00
0.00
(0.01)
(0.01)
       Distributions from Net
Realized Gains
(0.85)
(2.74)
(2.50)
(1.45)
(0.78)

______
______
______
______
______
	Total Distributions
(0.85)
(2.74)
(2.50)
(1.46)
(0.79)

______
______
______
______
______
Net Asset Value, End of Year
$16.96
$22.01
$19.69
$19.43
$17.55

______
______
______
______
______






	Total Return
(18.90%)
26.05%
14.35%
19.18%
3.90%






Ratios/Supplemental Data:





Net Assets, End of Period (000)
$62,862
$100,406
$94,056
$97,234
$63,522






Ratio of Expenses to Average Net
Assets
1.20%
1.20%
1.21%
1.23%
1.33%






Ratio of Net Investment Income (Loss)
to
       Average Net Assets

(0.45%)

(0.02%)

(0.10%)

0.04%

0.l1%






Portfolio Turnover Rate
19%
26%
32%
32%
24%



Berwyn Fund

More information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report to Shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund's predecessor during its last fiscal year. You can find more detailed information about the Fund in the current Statement of Additional Information ("SAI"), which we have filed with the Securities and Exchange and which is legally a part of this prospectus. If you want a free copy of the SAI, the Annual or Semi-Annual Report, or if you have any questions about investing in the Fund, you can write to us at the Berwyn Fund, Shareholder Services, c/o PFPC, P. O. Box 8987, Wilmington, DE 19899 or call toll free 1-800-992-6757.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-6009. Information about the Fund, including the SAI, can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 800-SEC-0330.


Shareholder Services

PFPC Inc.
P.O. Box 8987
Wilmington, Delaware 19899

800-992-6757 (toll-free)


(Investment Company Act File Number 811-4963)




	BERWYN INCOME FUND

a series of
THE BERWYN FUNDS



	Shareholder Services	a no load
	c/o PFPC Inc.	mutual fund
	P. O. Box 8987
	Wilmingto, DE  19899	800-992-6757

PROSPECTUS
April 30, 1999




This Prospectus describes shares of Berwyn Income
Fund, one of the series of The Berwyn Funds (the
"Trust"). Shares of Berwyn Income Fund are sold on a no-load basis.




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

Page

Carefully review these sections which
summarize the Fund's investments,
risks, performance and fees
Risk/Return Summary

Performance

Fees and Expenses of the Fund

3

4

5



This section contains important
additional information, including the
Fund's principal investment
strategies and risks


Investment Objective, Principal Investment
Strategies and
Related Risks


6


This sections contains details on the
management of the Fund

Management and Organization

10






Turn to this section for information
on how to open and maintain your
account, including how to purchase,
sell and exchange Fund shares

Shareholder Information

Distribution and Taxes

Distributor


11

12

13

This sections contains important
financial information on the Fund

Financial Highlights

14





RISK/RETURN SUMMARY

Investment Objective of the Fund

Berwyn Income Fund's investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers reasonable risks.

Principal Investment Strategies of the Fund

The Fund intends to achieve its objective through investment in corporate bonds, preferred stocks, U.S. Treasury bonds and notes, debt securities issued by U.S. Government agencies and dividend paying common stocks. The Fund's investment adviser (the "Adviser") determines the percentage of each category of security to hold based upon the prevailing economic and market conditions. The Fund, however, does allow investment in common stocks when the value of the common stocks in the Fund's portfolio is equal to or less than 30% of the value of the Fund's net assets. The Fund uses value criteria in selecting the Fund's investments.

Normally, the Fund will invest in a diversified portfolio consisting of a mix of securities, such as corporate bonds, preferred stocks and common stocks. The Adviser may invest 100% of the Fund's net assets in corporate bonds or preferred stocks. If the Adviser decides it is appropriate, the Adviser may invest all of the Fund's net assets in lower rated, high yield, high risk bonds or "junk bonds." The average maturities of bonds purchased for the Fund are typically five to ten years. The duration of bonds purchased for the Fund will typically vary from three to seven years. The Adviser has the discretion to vary the average duration of the bond portfolio in order to take advantage of prevailing trends in interest rates.

Principal Risks of Investing in the Fund

? Although the Fund will strive to achieve its goal, there is no assurance that it will. The value of the Fund's investments will fluctuate with market conditions and as a result the value of your investment in the Fund will fluctuate. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

? High yield bonds entail greater risks than those found in higher rated bonds. High yield bonds are below investment grade instruments based on the significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the impact from interest rate changes. The value of the Fund's investment will also vary with bond market conditions.

? Other risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations.

? The prices of common stocks and preferred stocks are subject to market, economic and business risks that will cause their prices to fluctuate over time. The Fund may invest in preferred and common stocks with limited liquidity. The Fund can invest in the preferred or common stock of companies with small market capitalizations. Such preferred or common stock tend to have less liquidity than the stock of companies with large market capitalizations. The preferred stock of large companies, however, may also have limited liquidity, particularly if the size of the issue of such stock is small.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency.


PERFORMANCE

The bar chart and table can help you evaluate the potential risks of investing in Berwyn Income Fund. They show changes in the Fund's yearly performance over the life of the Fund and compare the Fund's average annual returns for the past one-year, five-year, and ten-year periods. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. You should keep in mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.
























Average Annual Total Return as of 12/31/98

	1 Year	5 Years	10 Years
	Fund	-4.57%	8.13%	11.20%
	BIG*	8.71%	7.30%		9.31%
	HYC**	3.98%	9.53%		11.42%
	LII+	8.12%	11.37%		11.98%

* Salomon Smith Barney Broad Investment Grade Bond Index ("BIG") is an unmanaged index of investment grade bonds and does not include the costs of fund operating or management expenses.
** Salomon Smith Barney High Yield Composite Index ("HYC") is a widely recognized unmanaged index of high yield securities, and does not include the costs of fund operating or management expenses.
+ Lipper Income Fund Index ("LII") is an unmanaged composite of the performance of income funds, funds that invest primarily in fixed income securities.




FEES AND EXPENSES OF THE FUND

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below.


Shareholder Transaction Fees*
(Fees paid directly from your investment)
Maximum Sales Charge (load) on Purchases
(as a percentage of offering price)
None
Sales Charge on Reinvested Dividends
None
Exchange Fees
None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee
0.50%
Distribution and Service (12b-1) Fees
0.00%
Other Expenses
0.16%
Total Fund Operating Expenses
0.66%


* Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, so that their effect is included in the share price. The Fund has no sales charges (loads) or Plan 12b-1 distribution fees and minimal shareholder transaction fees.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:



One Year
Three Years
Five Years
Ten Years
Berwyn Income Fund
$67
$211
$368
$822




INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
RELATED RISKS

The Berwyn Income Fund's investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers reasonable risks. The Fund invests in corporate bonds, U.S. Treasury bonds and notes, debt securities issued by U.S. Government Agencies, preferred stocks, and dividend paying common stocks. The Fund may invest any percentage of its net assets in the foregoing securities the Adviser deems appropriate, except common stocks. The Adviser may not purchase common stocks when the value of the common stocks that the Fund owns is equal to 30% or more of the Fund's net assets. The Adviser would not be required to sell any common stocks owned if the value of the common stocks exceeded 30% of net assets due to appreciation of the common stocks or depreciation in the Fund's other securities.

The Adviser uses value criteria in selecting the Fund's investments. The value criteria can lead the Adviser to invest a significant portion of the portfolio in securities of small companies.

Corporate Bonds - The Fund seeks to achieve its objective by investing in the corporate bonds of only those issuers that, in the opinion of the Adviser, have sufficient net worth and operating cash flow to repay principal and make timely interest payments. A corporate bond is an interest-bearing debt security issued by a corporation. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem ("call") a bond before maturity.

While the bond's annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bond's price rises and falls so that its yield remains reflective of current market conditions.

The Adviser will select corporate bonds on the basis of current yield and secondarily on the basis of anticipated long term return. The average maturities of bonds purchased for the Fund are typically five to ten years. The duration of bonds purchased for the Fund will typically vary from three to seven years. The Adviser has the discretion to vary the average duration of the bond portfolio in order to take advantage of prevailing trends in interest rates.

When selecting corporate bonds the Adviser will take into account the rating the bond has received from S&P and Moody's. The Adviser has the discretion to invest in bonds with any rating as long as the issuer is not in default in the payment of interest or principal. The Adviser may also invest in unrated bonds and may purchase bonds in private transactions.

Bonds rated A or higher by S&P and Moody's are considered high grade securities and have the three highest ratings for creditworthiness. Bonds rated BBB by S&P or Baa by Moody's are defined as medium grade securities. These securities are considered creditworthy and of investment quality but there is a possibility that the ability of the issuer of the securities to pay interest or repay the principal in the future may be impaired by adverse economic conditions or changing circumstances. Bonds rated lower than BBB or Baa are less creditworthy than investment grade securities with the same maturity and, as a consequence, may pay higher income. Bond securities rated BB, B, CCC or CC by S & P or Ba, B or Caa by Moody's are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal.

At December 31, 1998, the Fund's portfolio was invested in investment grade and high yield, high risk corporate bonds, preferred and common stocks and closed-end mutual funds. Listed below are the percentages of the portfolio invested at December 31, 1998, in securities with various bond ratings published by Moody's and S&P as well as the percentages invested in unrated bonds, preferred and common stocks and closed end mutual funds:

Moody's Ratings:
	A:  8.8%; Baa:  14.2%; Ba:  1.7%; B:  20.4%; Caa:  0.2%;
Unrated:  17%

S&P Ratings:
AA:  7.3%; BBB: 17.9%; BB:  3.4%; B:  16.7%; Unrated:  17%

Preferred and Common Stocks and Closed-End Investment
Companies:
Preferred Stocks:  19.1%; Common Stocks:  18.2%; Closed-End
Investment Companies:  0.4%

The Fund will not invest in corporate bonds issued to finance a leveraged buyout. The Fund will also diversify its portfolio and do a credit analysis of the issuers in which it invests.

Preferred and Common Stocks - The Fund also invests in preferred stocks and may invest in common stocks, subject to the 30% limit described above, when the Adviser deems it appropriate. The Adviser uses a value criteria in selecting preferred and common stock. The portfolio allocations to preferred and common stock are determined by the Adviser based upon the market valuation of these securities relative to corporate bonds. The outlook for the economy is also a consideration. During periods of economic strength, greater emphasis is placed on preferred and common stock. Preferred stocks are selected from two categories: (1) stocks offering an above average yield, in the opinion of the Adviser, in comparison to preferred stocks of the same quality; and (2) stocks offering a potential for capital appreciation due to the business prospects of the issuer. The Fund may also purchase preferred stocks in transactions that qualify under Rule 144A.

Common stocks are selected from three categories: (1) stocks selling substantially below their book value; (2) stocks selling at low valuations to their present earnings level; and (3) stocks judged by the Adviser to have above average growth prospects and to be selling at small premiums to their book value or at modest valuations to their present earnings level.

The Fund purchases only common stocks that have been paying cash dividends. Preferred stocks that have a cumulative feature do not have to be paying current dividends in order to be purchased. If a dividend on a stock is canceled, the Fund would not be required to sell the stock.

The method of stock selection used by the Fund may result in the Fund selecting stocks that are not being recommended by other investment advisers or brokerage firms and the Fund may invest in the securities of lesser known companies. The Adviser believes, however, that any risks involved in the stocks selected for the Fund will be minimized by diversification of the Fund's portfolio and daily monitoring of the stock selection. In addition, the Fund only invests in stocks listed on national exchanges or on the over-the-counter market and the Fund only purchases stocks in companies that have been in business at least five years and have at least $10,000,000 in assets.

Temporary Defensive Positions - Although the Fund will normally invest according to its objective as outlined above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (A-1 by S & P and P-1 by Moody's Commercial Paper Ratings), repurchase agreements, U.S. treasury bills, or treasury notes and treasury bonds backed by the "full faith and credit" of the U.S. Government, or the Fund may hold cash. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

Risks of Investing in the Fund

Investing in any mutual fund such as the Fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund.

Bond prices usually rise when interest rates fall and conversely, bond prices fall when interest rates rise. If the bond is subject to a call and is called before maturity, the Fund may have to reinvest the proceeds at lower market rates.

Issuers of high yield, high risk bonds are generally smaller, less creditworthy companies or highly leveraged companies which are generally less able than more financially stable companies to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged companies or smaller, less creditworthy companies may experience financial stress. During these periods, such companies may not have sufficient cash flows to meet their interest payment obligations. A company's ability to service its debt obligations may also be adversely affected by specific corporate developments, the company's inability to meet specific projected business forecasts, or the unavailability of additional financing.
The risk of loss due to default by the issuer may be significantly greater for the holders of high yield, high risk bonds because such securities are unsecured and are often subordinated to other creditors of the issuer.

In addition to the risk of default, holders of high yield, high risk bonds also face the risk of greater market volatility than the holders of investment grade bonds. Changes in the general level of interest rates normally affect the market value and yield of corporate bonds. As a general rule if the level of interest rates were to decline, these securities would increase in value and the yield would decline. Conversely, if the interest rate level rose, bonds would decline in value and the yield would increase. Fluctuations in the general level of interest rates would therefore affect the value of the Fund's investments and the value of an investment in the Fund. However, the market value of high yield, high risk bonds may also be affected not only by changing interest rates, but also by investors' perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Especially at such times, trading for high yield, high risk bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high yield, high risk bonds may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, the prices of high yield, high risk bonds may become more volatile and these securities may experience sudden and substantial price declines.

In addition to bonds that are rated, the Fund also invests in unrated bonds. These securities may or may not be more speculative than investment grade securities. The risks of investing in unrated bonds depend upon the creditworthiness of the issuer, changes in interest rates and economic and market factors. The Adviser will determine the creditworthiness of an unrated debt security and the issuer's ability to meet the interest and principal obligations of such security.

The following table highlights other risks associated with investing in the Fund.


Risks
How The Fund Manage These Risks
Market Risk is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as economic conditions, future expectations or investor confidence.

The Fund maintains a long-term investment approach.
It manages market risk primarily through diversification--of asset classes, of industry sectors, of company names, and in relation to bonds, of maturities. The Fund does not try to predict overall market movements and does not trade for short-term purposes.

Industry and Security Risk is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.

The Berwyn Income Fund limits its assets invested in any one industry and in any individual security. The
Adviser also follows a rigorous selection process before choosing securities for the Fund.


Lower Rated, High Yield, High Risk Fixed Income
Securities include those securities rated lower than BBB by S&P or Baa by Moody's. Securities of this type are considered to be of poor standing and predominantly speculative as to their ability to repay interest and principal.


The Fund may invest in fixed income securities that are listed in national exchanges or on the over-the-counter market. The Adviser will attempt to minimize the risks of investing in medium grade and high yield, high risk bonds by doing a credit analysis of the issuer, monitoring the Fund's investments and the investment environment in general. The credit rating is not the only criterion for selection. The Adviser examines the financial structure of each issuer and with regard to these securities, makes a determination as to the issuer's ability to meet its debt obligations. Achievement of the Fund's investment objective is more dependent on the Adviser's credit analysis in selecting high yield, high risk bonds than is the case in selecting higher quality securities.
However, there can be no guarantee that the issuer of the bonds in which the Fund invests will not default or that the securities will not decline in value.

Portfolio Turnover rates reflect the amount of securities that are replaced from the beginning of the year to the end of the year by the Fund.
The degree of portfolio activity may affect brokerage costs and other transaction costs of the Fund, as well as taxes payable by shareholders that are subject to federal income tax.

The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The Fund anticipates that the portfolio turnover rate will not exceed 100%.

Small Company Investment Risk includes the general risks of investing in common stocks such as market, economic and business risk that cause their prices to fluctuate over time.
Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited production, markets, management depth, or financial resources.

The securities of companies with small revenues and capitalizations in which the Fund invests, may offer greater opportunity for capital appreciation than larger companies.

For additional information about the Fund's investment policies, please see the Statement of Additional Information.


Year 2000 Issue

Like all mutual funds, the Fund and its service providers utilize systems that must accurately process date related information on or after January 1, 2000. If systems used by the Fund or its service providers are negatively affected by the Year 2000 issue, the Fund may not be able to handle securities trades, payments of interest and dividends, or pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000 and expect that their systems, and those of other parties they deal with, will be prepared in time for that event. The Adviser has reviewed the types of securities and debt obligations held as investments by the Fund to determine the impact of the Year 2000 issue on the returns and relative safety of principal of such securities and debt obligations. Based on this review, the Adviser does not believe the Year 2000 issue poses any substantial risk for such returns and safety of principal.


MANAGEMENT AND ORGANIZATION

The Fund commenced operations as a series of shares of The Berwyn
Funds, a Delaware business trust, on April 30, 1999 in a reorganization of its predecessor, the Berwyn Income Fund, Inc. In the reorganization, the Fund succeeded to all the business, assets and liabilities of its predecessor.

The Killen Group, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, Chief Executive Officer and sole shareholder of the Adviser. Robert Killen is also the President and Chairman of the Board of Trustees of the Trust.

Edward A. Killen, II is primarily responsible for the day-to-day management of the Berwyn Income Fund. He managed the portfolio of the Berwyn Income Fund, Inc., the predecessor of the Berwyn Income Fund, from July 1, 1994 to April 30, 1999. He has managed the Berwyn Income Fund since April 30, 1999. Edward Killen has over twenty year's investment management experience. In 1978 he started work at Compu-Val Management Associates as a portfolio manager. In February 1983, he assumed his current position as Vice President and Secretary of the Adviser.

As of December 31, 1998, The Killen Group, Inc. was managing 335 individual investment portfolios worth approximately $367 million. On December 31, 1998, Berwyn Income Fund had net assets of over $103 million.

Investment Management Fees

Under the contract between the Fund and the Adviser, the Adviser provides the Fund with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser manage the daily operations of the Fund under the supervision of the Board of Trustees. For its investment advisory services, the Adviser receives a fee of 0.50% of the Fund's average daily net assets.

Subject to the policies established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions. When buying and selling securities, the Adviser gives consideration to brokers who have assisted in the distribution of the Fund's shares. The Fund may also pay brokerage commissions to brokers who are affiliated with the Adviser or the Fund.


SHAREHOLDER INFORMATION

Buying Shares

You may buy shares of the Fund without a sales charge. Your price for Fund shares is the Fund's net asset value per share (NAV). Your order will be priced at the next NAV calculated after your order is received by the Fund's Transfer Agent. The Fund also has arrangements that permit third parties to accept orders on the Fund's behalf, so that investors can receive the NAV calculated after the order is received in good order by the third party.

The NAV is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (4:00 p.m. Eastern Time) every day the Exchange is open. If we receive your order after the close of trading, you will pay the next business day's price. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, President Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all liabilities, by the number of shares outstanding. The Fund's securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange. If market quotes are not readily available, securities will be priced at their fair value as determined in good faith by the Board of Trustees.

Minimum Investment

? The minimum initial investment for each Fund is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in each Fund or between accounts in the Berwyn Income Fund and Berwyn Fund, another series of the Trust, that total $3,000 in the aggregate. Subsequent investment must be at least $250.

? For an Individual Retirement Account (IRA), the investment is $1,000. The minimum initial investment for a spousal IRA is $250. Subsequent investments in IRA accounts must be at least $250. There are no minimum investment requirements for an investment by pension or profit sharing plan or a custodial account established for the benefit of a minor.

 The Fund has an Automatic Investment Plan under which an investor may have money transferred from the investor's checking account to the investor's account in the Fund. If you wish to use this Plan, please contact the Fund for further information and an application.

 In Kind Purchases

 An investor may exchange securities for shares of the Fund. For taxable investors an exchange of securities for shares of the Fund will be a taxable exchange. The securities must meet the Fund's investment objectives and policies. The securities will be valued in the same way that the Fund's portfolio is valued for purposes of calculating the NAV. Please contact the Adviser for further information.

 Exchange of Shares

? You may exchange your shares of the Fund for shares of another fund managed by the Adviser. The initial minimums for the Fund must be met ($1,000 for IRAs and no minimum initial investment for pension or profit sharing plans or custodial accounts for minors.).

? Shares may also be exchanged for shares in the Rodney Square Fund or the Rodney Square Tax-Exempt Fund. These funds are money market funds managed by Rodney Square Management Corporation and distributed by Rodney Square Distributors, Inc. Exchanges will be made on the basis of the next NAV of the funds involved that is determined after a request for an exchange has been received. The minimum initial investment for each of the Rodney Square Funds is $1,000. A shareholder may request an exchange by calling 1 (800) 992-6757 between (9:00 a.m. and 4:00 p.m. Eastern Time) on any business day or by writing to the Fund's Transfer Agent.

? A shareholder in the Fund, however, will only be permitted to exchange shares in his or her account for shares of one of the other funds four times in any twelve-month period. A shareholder in a Rodney Square Fund may exchange shares of the Rodney Square Fund for shares of the Fund as often as he or she wishes. The Fund reserves the right to amend or change the exchange privilege upon 60 days' notice to shareholders.

 Redeeming Shares

? You may redeem your shares at any time. The shares will be redeemed at the next NAV calculated after the redemption request has been received by the Fund's Transfer Agent. You may redeem your shares by sending a written request to the Fund's Transfer Agent. If you have selected the telephone redemption option on your application, you may redeem up to $5,000 worth of shares by calling the Transfer Agent at 1 (800) 992-6757 on any business day between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

? Generally, there is no sales charge for redeeming shares.

Shareholders may buy and sell shares of the Fund through broker dealers who may charge a fee for such service. In addition, if a shareholder redeems shares through the Transfer Agent and requests that the proceeds be wired to the shareholder, the Transfer Agent may charge the shareholder a wiring fee.


DISTRIBUTION AND TAXES

The Fund distributes annually substantially all of its net investment income and any net realized capital gains. Dividends from net investment income will be paid quarterly. Unless a shareholder requests otherwise in the account application, dividends and capital gains distributions will be automatically reinvested in shares of the Fund at the NAV on the Fund's ex-dividend date.

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. It is not ordinarily to your advantage to buy shares in the Fund shortly before the Fund makes a distribution because part of your investment will come back to you as a taxable distribution.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell or redeem your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of the Berwyn Fund, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund is required to withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.


DISTRIBUTOR

Berwyn Financial Services Corp. ("Berwyn Financial"), located at 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312, serves as the non-exclusive distributor of the Fund's shares pursuant to a selling agreement between Berwyn Financial and the Trust. Under the terms of the agreement, Berwyn Financial is a selling agent for the Fund in certain jurisdictions in order to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares. Berwyn Financial does not charge a fee for the services provided under the selling agreement with the Fund. The Fund continues to bear the expenses of all filing or notification fees incurred in connection with the registration of shares under state securities laws.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Berwyn Income Fund's financial performance and reflects the financial performance of the Berwyn Income Fund, Inc., the predecessor of the Fund, for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



								  YEAR
ENDED

12/31/98(1)
12/31/97
12/31/96
12/31/95
12/31/94






Net Asset Value, Beginning of Year
$12.51
$12.31
$11.95
$10.75
$11.63

______
______
______
______
______
Income from Investment Operations:
       Net Investment Income
       Net Realized and Unrealized
Gains
	(Losses) on Securities

0.90

(1.44)

0.77

0.84

0.76

0.87

0.73

1.48

0.73

(0.85)

______
______
______
______
______
	Total from Investment
Operations
(0.54)
1.61
1.63
2.21
(0.12)

______
______
______
______
______






Less Distributions:
       From Net Investment Income

(0.92)

(0.77)

(0.80)

(0.70)

(0.73)
       From Net Realized Gains
(0.15)
(0.64)
(0.47)
(0.31)
(0.03)
       From Capital
(0.18)
(0.00)
(0.00)
(0.00)
(0.00)

______
______
______
______
______
	Total Distributions
(1.25)
(1.41)
(1.27)
(1.01)
(0.76)

______
______
______
______
______
Net Asset Value, End of Year
$10.72
$12.51
$12.31
$11.95
$10.75

______
______
______
______
______
	Total Return
(4.57%)
13.36%
$13.99%
21.0%
(1.10%)






Ratios/Supplemental Data:
Net Assets, End of Period (000)

$103,624

$180,823

$137,166

$119,552

$55,825






Ratio of Expenses to Average Net
Assets
0.66%
0.65%
0.68%
0.73%
0.93%
Ratio of Net Investment Income to
       Average Net Assets

6.27%

6.15%

6.35%

6.78%

7.20%
Portfolio Turnover Rate
31%
53%
38%
39%
30%


(1)   	Effect of change in accounting principal (see Note 5 to the
financial statements) is to increase per share net income by $0.04 and ratio of net investment income to average net assets by 0.3%.



BERWYN INCOME FUND


More information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report to Shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund's predecessor during its last fiscal year. You can find more detailed information about the Fund in the current Statement of Additional Information ("SAI"), which we have filed with the Securities and Exchange and which is legally a part of this prospectus. If you want a free copy of the SAI, the Annual or Semi-Annual Report, or if you have any questions about investing in the Fund, you can write to us at Berwyn Income Fund, Shareholder Services, c/o PFPC, P. O. Box 8987, Wilmington, DE 19899 or call toll free 800-992-6757.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-6009. Information about the Fund, including the SAI, can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 800-SEC-0330.


Shareholder Services

PFPC Inc.
P.O. Box 8987
Wilmington, Delaware 19899

800-992-6757 (toll-free)


(Investment Company Act File Number 811-4963)



THE BERWYN FUNDS
Berwyn Fund, a Series of The Berwyn Funds
Shareholders Services
c/o PFPC Inc.
P. O. Box 8987
Wilmington, DE  19899
1 (800) 992-6757

STATEMENT OF ADDITIONAL INFORMATION

April 30, 1999




This Statement of Additional Information ("SAI") is not a
Prospectus. The SAI is a document that relates to the Prospectus of the Berwyn Fund series (the "Fund") of The Berwyn Funds (the "Trust") dated April 30, 1999 and contains additional information regarding the Fund. This SAI should be read in conjunction with the Prospectus.
The Prospectus may be obtained by writing to the Fund at the above address or calling the 800 number. The audited financial statements and notes thereto for the year ended December 31, 1998 of The Berwyn Fund, Inc. ("TBF"), the predecessor of the Fund, and the report of PricewaterhouseCoopers LLP, the Fund's independent accountants, on such financial statements (the "Report"), included in TBF's 1998 Annual Report to Shareholders will be incorporated by reference in this SAI by amendment to the Trust's registration statement.


TABLE OF CONTENTS



Investment Policies and Risk Factors	  1

Investment Restrictions	  2

Investment Advisory Arrangements	  4

Expense Limitation	  5

Trustees and Officers	  5

Ownership of the Fund	  7

Portfolio Transactions and Brokerage Commissions	  7

Computation of Net Asset Value	  8

Share Purchases	  9

Distributor	  9

Redemption of Shares	  9

Calculation of Performance Data	10

General Information	11

Distribution and Taxes	12

Financial Statements	13

INVESTMENT POLICIES AND RISK FACTORS
(See also "Investment Objectives, Principal Investment Strategies and Related Risks " in the Fund's Prospectus.)
The Fund is a no-load, non-diversified series of shares of The
Berwyn Funds, an open-end management investment company that seeks long term (i.e., greater than one year) capital appreciation by investing in common stocks and fixed income securities that offer a potential for capital appreciation. Current income is a secondary consideration.
Under normal market conditions, the Fund invests at least 80% of the value of its net assets in common stocks. The Fund invests in common stocks that The Killen Group, Inc. (the "Adviser") considers to be selling at undervalued prices. These are stocks selling substantially below their book value or at a low valuation to present earnings or are stocks of companies, judged by the Adviser, to have above average growth prospects and to be selling at a small premium to book value or at modest valuation to their present earnings level. The investment approach of the Fund may be deemed "contrarian" in that it may lead the Fund to select stocks not recommended by other investment advisers or brokerage firms.
While the portfolio of the Fund emphasizes common stocks, the Fund may also invest up to 20% of the value of its net assets in fixed income securities. The fixed income securities in which the Fund invests are corporate bonds and preferred stocks. The Fund selects fixed income securities that have a potential for capital appreciation due to prevailing interest rates.
There are no restrictions on the Adviser as to the investment rating a fixed income corporate debt security must have in order to be purchased. The Fund may purchase fixed income corporate debt securities in any investment grade rating listed by Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's). (See Appendices A and B for Standard & Poor's and Moody's definitions of Bond ratings.) This means that the Fund may invest up to 20% of the value of its net assets in high yield, high risk corporate debt securities that are commonly referred to as "junk bonds". These are corporate debt securities that are rated lower than BBB by Standard & Poor's and Baa by Moody's. These securities have a low rating due to the fact that the issuers of the securities are not considered as creditworthy as the issuers of investment grade bonds. There is the risk that the issuer of a lower rated security may default in the payment of interest and principal. On the whole, these lower rated securities are considered speculative investments. As of December 31, 1998, 0.60% of the Fund's net assets were invested in lower rated corporate debt securities.
The Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (i.e., A-l and P-1, as defined in Standard & Poor's and Moody's Commercial Paper Ratings, respectively), repurchase agreements, U.S. Treasury bills, notes and bonds, or cash. Investment by the Fund in a no-load money market fund will result in the Fund paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of the Fund.
The Fund's investment in securities issued by the U. S.
Government does not mean the U.S. Government is required to provide financial support to the Fund.
The Fund may also invest in Real Estate Investment Trusts
("REITs"). REITs are companies that invest in real estate. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed "Equity" REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed "Mortgage" REITs. Finally, there are "Hybrid" REITs that own properties and hold mortgages. The Fund may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or bonds issued by REITs. The Fund invests in REITs that generate income and have a potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and the Fund's investments as a means of lessening risks. As of December 31, 1998, the Fund was not invested in any REITs.
In a repurchase agreement a seller of a security, usually a banking institution or securities dealer, sells securities to the Fund and agrees with the Fund at the time of sale to repurchase the securities from the Fund at a mutually agreed upon time and price. The Fund intends to enter into repurchase agreements only with established banking institutions that deal in treasury bills and notes. The Fund intends to invest mostly in overnight repurchase agreements. The Fund will only invest up to 5% of its net assets in repurchase agreements. In the event of the bankruptcy of the seller of a repurchase agreement or the failure of a seller to repurchase the underlying securities as agreed upon, the Fund could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. The Fund would also incur additional expenses enforcing its rights. As of December 31, 1998, the Fund had no assets invested in repurchase agreements.

INVESTMENT RESTRICTIONS
The investment restrictions set forth below are fundamental
policies of the Fund.  Fundamental policies may not be changed without approval by vote of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), such approval requires the affirmative vote at a meeting of shareholders of the lesser of (a) more than 50% of the Fund's outstanding shares, or (b) at least 67% of shares present or represented by proxy at the meeting, provided that the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy.
When investing its assets, the Fund will not:
(1)		purchase more than 10% of the outstanding voting
securities of a single issuer;
(2)		invest more than 25% of the value of its total assets
in any one industry;
(3)		lend money, provided that for purposes of this
restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-
term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be making of a loan;
(4)		buy or sell real estate, real estate mortgage loans,
commodities, commodity futures contracts, puts, calls and
straddles;
(5)		underwrite securities of other issuers, except as the
Fund may be deemed to be an underwriter under the Securities
Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;
(6)		make short sales or purchase securities on margin;
(7)		borrow money, except that the Fund may borrow up to 5%
of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase
securities, but will be used to pay expenses);
(8)		invest for the purposes of exercising control or
management;
(9)		invest in restricted securities (securities that must
be registered under the 1933 Act before they may be offered and sold to the public);
(10)		participate in a joint investment account; and
(11)		issue senior securities.
In addition, the Fund has the following restrictions:
(1)	With respect to 50% of its assets, the Fund will not
at time of purchase invest more than 5% of its gross assets, at market value, in the securities of any one issuer (except the securities of the United States government); and
(2)	With respect to the other 50% of its assets, the Fund
will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer.
The Fund has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that (i) the Fund will not invest in real estate limited partnerships or in oil, gas or other mineral leases, and (ii) the Fund's investments in warrants will not exceed 5% of the Fund's net assets. Restrictions that are not fundamental may be changed by a vote of the majority of the Board of Trustees. But if any of these nonfundamental restrictions are changed, the Fund will give shareholders at least 60 days' written notice.

INVESTMENT ADVISORY ARRANGEMENTS
(See also "Management of the Fund" in the Fund's Prospectus)
The Killen Group, Inc. is the investment adviser (the
"Adviser") to the Fund.  Robert E. Killen is Chairman, Chief
Executive Officer ("CEO") and sole shareholder of the Adviser.
Edward A. Killen, II is Vice President and Secretary of the Adviser. Both Robert E. Killen and Edward A. Killen, II are Directors of the Adviser and Trustees of the Trust. In addition, Robert E. Killen is President of the Trust.
The Adviser provides the Fund with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of the Fund, and the Adviser (the "Contract"), dated March 26, 1999, the Adviser provides the Fund with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser administer the operation of the Fund. These employees prepare and maintain the accounts, books and records of the Fund, calculate the daily net asset value per share each day the New York Stock Exchange is open, prepare and file the documents required of the Fund under Federal and state laws and prepare all shareholder reports.
The Contract provides that it will continue in effect, after the initial two-year term of the Contract, from year to year if continuation is specifically approved annually by either a majority of the Board of Trustees or a vote of a majority of the outstanding voting securities of the Fund. Continuance of the Contract must also be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. The Fund may terminate the Contract on sixty days' written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser may terminate the Contract on sixty days' written notice to the Fund without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment.
As compensation for its investment management services to the Fund under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 1% of the average daily net assets of the Fund. The fee is computed daily by multiplying the net assets for a day by 1% and dividing the result by 365. At the end of the month, the daily fees are added and the resulting sum is paid to the Adviser.
TBF paid the Adviser $843,125 in fees in 1998, $947, 901 in 1997, and $976,110 in 1996.

EXPENSE LIMITATION
The Contract provides that the Adviser's fee payable by the Fund will be reduced in any fiscal year by any amount necessary to prevent Fund expenses and liabilities (excluding taxes, interest, brokerage commissions and extraordinary expenses, determined by the Fund or the Adviser, but inclusive of the Adviser's fee payable by the Fund) from exceeding 2% of the average daily net assets of the Fund. In any month that the Fund expenses and liabilities exceed 2%, the Adviser's fee will be reduced so that expenses and liabilities will be 2%. Although the Fund expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee payable by the Fund. Once the net assets of the Fund exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of the Fund. The expense limitation has not reduced the Adviser's fee since 1985. In 1998, the Fund's ratio of total annual operating expenses to average net assets was 1.20%

TRUSTEES AND OFFICERS
The Board of Trustees oversees the management of the business of the Trust and the Fund. The Board is elected initially by shareholders and thereafter Trustees are elected by the Board or the shareholders from time to time in accordance with the Trust's Agreement and Declaration of Trust and By-Laws. The Board of Trustees sets broad policies for the Fund and has responsibility for supervision of the operations of the Fund. The daily operations of the Fund are administered by employees of the Adviser under the Board's supervision.
The Trustees and executive officers of the Trust and their principal occupations for the past five years are set forth below:
Name, Age, Position
and Address
Principal Occupation for the Past Five Year


*Robert E. Killen (57)
President & Trustee
1199 Lancaster Avenue
Berwyn, Pennsylvania
Director of Westmoreland Coal Co. (a mining company) since
July 1996.  Director and shareholder, Berwyn Financial Services
Corp. ("BFS"), a financial services company (registered as a broker-dealer with the SEC since December 1993 and a member of the National Association of Securities Dealers, Inc. (the "NASD") since July 1994) since October 1991. President and Director of the Berwyn Income Fund, Inc. ("BIF"), the predecessor of the Fund, and The Berwyn Fund, Inc. ("TBF") (both registered investment companies managed by the Adviser) from December 1986 to April 1999 and from February 1983 to April 1999, respectively. Chairman, Chief Executive Officer and sole shareholder of the Adviser (an investment advisory firm) since April 1996. President, Treasurer, Director and sole shareholder of the Adviser from September 1982 to March 1996.


*Anthony N. Carrelli (50)
Trustee
1189 Lancaster Avenue
Berwyn, Pennsylvania
Director of BIF from December 1996 to April 1999 and TBF from January 1995 to April 1999. Vice President of the Adviser since August 1986. *Edward A. Killen, II (47)
Trustee
1189 Lancaster Avenue
Berwyn, Pennsylvania
Director, Secretary and shareholder of BFS since October 1991. Director of BIF from January 1995 to April 1999 and TBF from February 1983 to January 1995 and from March 1999 to April 1999. Vice President, Secretary and Director of the Adviser since February 1983.


Denis P. Conlon (51)
Trustee
1282 Farm Road
Berwyn, Pennsylvania
Director of BIF and TBF from June 1992 to April 1999. President and Chief Executive Officer of CRC Industries (a worldwide manufacturer) since September 1996. Vice President , Corporate Development,
Berwind Corporation (diversified manufacturing and financial company) from 1990 to September 1996.


Deborah D. Dorsi (43)
Trustee
1801 Stanbridge Street
Norristown, Pennsylvania
Director of BIF and TBF from April 1998 to April 1999. Retired industry executive since 1994. Director Worldwide Customer Support, Kulick Soffa Industries, Inc. (Semi Conductor Equipment Manufacturer) from 1993 to 1994. Corporate Account Manager for Kulick & Soffa Industries, Inc. prior to 1993.


Kevin P. Ryan (51)
Secretary-Treasurer
1199 Lancaster Avenue
Berwyn, Pennsylvania
President, Treasurer, Director and shareholder of BFS since October 1991. Director of BIF from December 1986 to January 1995. Secretary and Treasurer of TBF from February 1983 to April 1999 and BIF from December 1986 to April 1999. Director of TBF from February 1983 to March 1999. Legal counsel to the Adviser since September 1985.

* Robert E. Killen, Anthony N. Carrelli, Edward A. Killen, II and Kevin M. Ryan are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Consequently, Robert E. Killen, Anthony N. Carrelli, and Edward A. Killen, II are the "Interested Trustees" of the Fund. Robert E. Killen is an Officer, Director and sole shareholder of the Adviser. Robert E. Killen is also a Director of BFS, a registered broker-dealer, and owns one-third of its outstanding shares. Anthony N. Carrelli is a Vice President of the Adviser. Edward A. Killen, II is an officer and Director of the Adviser. He is also an officer, Director and the owner of one-third of the outstanding shares of BFS. Kevin M. Ryan is legal counsel to the Adviser and an officer, Director and owner of one-third of the outstanding shares of BFS. In addition, Robert E. Killen and Edward A. Killen, II are brothers and Kevin M. Ryan is brother-in-law to both. BFS serves as the distributor for the Fund's shares in certain jurisdictions.
Mr. Conlon and Ms. Dorsi are the Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees") and are paid a fee of $800 for each Board or Committee meeting attended and are reimbursed for any travel expenses by the Trust. If a Board and Committee meetings are held on the same day, the Independent Trustees receive only one $800 fee for all meetings on the same day. The Trust has not adopted a pension or retirement plan or any other plan that would afford benefits to its Trustees.
The Trust estimates that the Trust will pay Ms. Dorsi and Mr. Conlon each $3,200 for the Trust's initial fiscal year ending December 31, 1999. The Trust is not a part of any fund complex.
Officers of the Trust are not paid compensation by the Trust or any fund complex for their work as officers and no fees are paid by the Trust or any fund complex to the Trustees that are not Independent Trustees for the performance of their duties. (See "Management of the Fund" in the Prospectus for a discussion of management responsibilities of the Board and officers.)

OWNERSHIP OF THE FUND
As of February 11, 1999, there are no shareholders of the Trust or the Fund. As of February 1, 1999, there were 3,554,799 shares of TBF, the predecessor of the Fund, outstanding. Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA was the record owner of 12% of the outstanding shares. National Financial Services Corp., One World Financial Center, 200 Liberty Street, New York, NY was the record owner of 9% of the outstanding shares. The records of the Fund do not indicate that any individual owned more than 5% of the outstanding shares of the Fund. As of February 1, 1999, the Directors and officers of TBF as a group, owned beneficially and of record 338,297 shares of TBF. This amount constituted 9.5% of the outstanding shares of TBF.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
Subject to policy established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the buying and selling of the Fund's portfolio securities. In executing such transactions, the Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.
The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which in the opinion of the Board, are reasonable and necessary to the decision making responsibilities of the Adviser for the Fund. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Adviser's other clients and not all such services may be used by the Adviser in connection with the Fund.
Those services may include economic studies, industry studies, security analysis or reports, sales literature of the Fund's portfolio securities and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser. The Fund considers giving brokerage business to brokers who have assisted in the distribution of shares of the Fund.
The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through affiliated brokers. In 1996, 1997, and 1998, BIF used an affiliated broker, BFS, pursuant to substantially the same procedures, and the Fund anticipates using BFS pursuant to its Rule 17e-1 procedures in its current fiscal year.
BFS is affiliated with the Fund because officers and Trustees of the Fund and the Adviser are officers, Directors and shareholders of BFS. In addition, BFS serves as the distributor for the Fund's shares in various jurisdictions pursuant to a written agreement.
In 1996, 1997 and 1998, respectively, TBF paid a total of $187,169, $115,779 and $109,726 in commissions to BFS. This figure represents 62%, 50% and 53% of the total commissions paid by TBF, respectively. The percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 77%, 74%, and 72%, respectively.
TBF paid brokerage Commissions of $207,140 in 1998, $231,239 in 1997, and $303,958 in 1996. The level of trading in 1998 was similar to the level in 1997.
The Adviser has other advisory clients which include individuals, trusts, pension and profit sharing funds, some of which have similar investment objectives to the Fund. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales as well as expenses incurred in the transactions among the Fund and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

COMPUTATION OF NET ASSET VALUE
(See also "Computation of Net Asset Value" in the Prospectus).
The net asset value per share of the Fund is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") (ordinarily 4:00 p.m. Eastern Time) on each day that the Exchange is open and is effective as of the time of computation.

SHARE PURCHASES
(See also "Buying Shares" in the Prospectus)
The Fund offers shares for sale on a continuous basis.  The
Fund does not impose a sales charge (load) on the purchase of the Fund's shares. The offering price of shares of the Fund is the net asset value per share next determined after receipt by the Transfer Agent or a broker authorized by the Fund to receive orders for the purchase of shares. The net asset value of shares can be expected to fluctuate daily.
The minimum initial investment is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund that total $3,000 in the aggregate or between accounts in the Fund and the Berwyn Income Fund series of the Trust. Subsequent investments must be at least $250 per account. The minimum initial investment for Individual Retirement Accounts ("IRAs") is $1,000. The minimum is $250 for a spousal IRA. Subsequent investments in IRAs must be at least $250. There are no minimum requirements for pension and profit sharing plans or custodial accounts for minors.
The Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases where subsequent and continuing purchases are contemplated.

DISTRIBUTOR
BFS, a broker-dealer registered with the SEC and a member of the NASD, is the current distributor of the Fund's shares, pursuant to a selling agreement which became effective on April 30, 1999 (the "Selling Agreement"). Under the Selling Agreement, BFS is the non-exclusive agent in certain jurisdictions for the Fund's continuous offering of shares. Shares of the Fund are offered to the public at net asset value, without the imposition of a sales load. The jurisdictions in which BFS is the distributor are Arizona, Arkansas, Florida, Maryland, North Dakota, Nebraska, Texas, Vermont and West Virginia.
The Selling Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually by the Trust's Board of Trustees and by the vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Selling Agreement will terminate automatically in the event of its assignment.

REDEMPTION OF SHARES
(See "Redemption of Shares" in the Prospectus).
The Fund will redeem all full and fractional shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after receipt of proper notice of redemption. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

CALCULATION OF PERFORMANCE DATA
The average annual total returns of the Fund for one year, five years and ten years ended December 31, 1998 are listed below:
				One Year:	-18.90%
				Five Years:	7.65%
				Ten Years:	10.01%
The one-year performance is for the period January 1, 1998 to
December 31, 1998. The five-year period runs from January 1, 1994 to December 31, 1998 and the ten year-period runs from January 1, l988 to December 31, 1997. To obtain the performance listed above, the Fund computed its average total return for each period of time. The Fund made this calculation by first determining the total return for a period and then using an exponential function based upon the number of years involved to obtain an average.
The total return for a period is calculated by determining the redeemable value of a $1,000 initial investment made at the beginning of the period, with dividends and capital gains reinvested on the reinvestment date, on the last day of the period and dividing the value by $1,000. The average annual total return for the period is calculated by taking the total return for the period and determining the annual average by using an exponential function based upon the number of years and any fraction thereof in the period.
In addition to an average annual total return, the Fund
calculates its total returns on a calendar year basis. Listed below are the Fund's total returns for each calendar year from 1985 through 1998:
January 1, 1985 - December 31, l985
23.6%
January 1, 1986 - December 31, l986
14.6%
January 1, 1987 - December 31, l987
2.9%
January 1, 1988 - December 31, l988
21.6%
January 1, 1989 - December 31, l989
16.5%
January 1, 1990 - December 31, 1990
-23.9%
January 1, 1991 - December 31, 1991
43.7%
January 1, 1992 - December 31, 1992
20.6%
January 1, 1993 - December 31, 1993
22.9%
January 1, 1994 - December 31, 1994
3.9%
January 1, 1995 - December 31, 1995
19.2%
January 1, 1996 - December 31, 1996
14.4%
January 1, 1997 - December 31, 1997
26.1%
January 1, 1998 - December 31, 1998
-18.90%

The Fund calculates the total return for a calendar year by determining the redeemable value of $1,000 investment made at the beginning of the year with dividends and capital gains reinvested on the reinvestment date, on last day of the year and dividing that value by $1,000.
Annual average total return and the total returns for calendar year are based on historical performance and are not intended as an indication of future performance.

GENERAL INFORMATION
History and Capital Structure
The Fund is a series of shares of The Berwyn Funds, a Delaware business trust formed under the laws of the State of Delaware on February 4, 1999. The Fund is the successor to TBF, a corporation organized under the laws of the Commonwealth of Pennsylvania in February, 1983, which was a no-load, non-diversified, open-end management investment company. In a reorganization approved by vote of the shareholders of TBF and accomplished on April 30, 1999, all the assets and liabilities of TBF were transferred to the Fund and the shareholders of TBF became the shareholders of the Fund. Thereafter the Fund has carried on the business of TBF.
The Fund has authorized an unlimited number of shares of beneficial interest, without par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and nonassessable. Fund shares do not have cumulative voting rights.
Custodian
PNC Bank, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809 is the custodian for the Fund. The custodian holds all securities and cash owned by the Fund and collects all dividends and interest due on the securities.
Independent Accountants
PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania, has been selected as the independent accountants for the Fund by the Board of Trustees. PricewaterhouseCoopers LLP performs an annual audit of the financial statements of the Fund.
Litigation
The Fund is not involved in any litigation or other legal proceedings.

DISTRIBUTION AND TAXES
Distributions of Net Investment Income
	The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.
Distributions of Capital Gains
	The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.
Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.
Information on the Tax Character of Distributions
	The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.
Election to Be Taxed as a Regulated Investment Company
	The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.
Excise Tax Distribution Requirements
	To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January, which you treat as received in December) to avoid these excise taxes, but can give no assurances that is distributions will be sufficient to eliminate all taxes.
Redemption of Fund Shares
	Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares of the Berwyn Income Fund, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.
	All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.
U.S. Government Obligations
	Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptance, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. Investment in Complex Securities
	The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

FINANCIAL STATEMENTS
TBF's audited financial statements and notes thereto for the year ended December 31, 1998 and the report of PricewaterhouseCoopers LLP, TBF's independent accountants, on such financial statements (the "Report") which are included in TBF's 1998 Annual Report to Shareholders (the "Annual Report") and incorporated by reference in this SAI by amendment to the Trust's registration statement. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report by writing to the Fund or calling (800) 992-6757.


APPENDIX A
DEFINITIONS OF STANDARD & POOR'S BOND RATINGS
	Standard & Poor's Ratings Group gives ratings to bonds that range from AAA to D. Definitions of these ratings are set forth below.  The Fund may invest in bonds with any of these ratings.
AAA	Debt rated AAA has the highest rating assigned by Standard &
Poor's.  Capacity to pay interest and repay principal is
extremely strong.
AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A	Debt rated A has a strong capacity to pay interest and principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits
adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B, CCC, CC
	Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and
CC the highest degree to speculation.  While such debt will
likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
C	The rating C is reserved for income bonds on which no interest is being paid.
D	Debt rated D is in default, and payment of interest and/or
repayment of principal is in arrears.

APPENDIX B
MOODY'S BOND RATINGS
	Moody's Investor's Service, Inc. gives ratings to bonds that range from Aaa to D. Definitions of these ratings are set forth below. The Fund may invest in bonds with any of these ratings.
Aaa	These bonds are judged to be of the best quality.  They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
Aa	These bonds are judged to be of high quality by all standards.
They are rated lower than the best bonds because margins of
protection may not be as large as in Aaa securities or
fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A	These are bonds which possess many favorable investment
attributes and are to be considered as upper medium grade
obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which
suggest a susceptibility to impairment sometime in the future.
Baa	These bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Such
bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	These are bonds judged to have speculative elements; their
future cannot be considered as well assured.  Uncertainty of position characterizes bonds in this class.
B	These bonds generally lack characteristics of the desirable
investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	These are bonds of poor standing.  Such issues may be in
default or there may be present elements of danger with respect to principal or interest.
Ca	These bonds represent obligations which are speculative in a high degree.  Such issues are often in default or have other market shortcomings.
C	These are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

THE BERWYN FUNDS
Berwyn Income Fund, a Series of The Berwyn Funds
Shareholder Services
c/o PFPC Inc.
P.O. Box 8987
Wilmington, DE  19899
1 (800) 992-6757


STATEMENT OF ADDITIONAL INFORMATION

April 30, 1999




This Statement of Additional Information ("SAI") is not a Prospectus. The SAI is a document that relates to the Prospectus of the Berwyn Income Fund series (the "Fund") of The Berwyn Funds (the "Trust") dated April 30, 1999 and contains additional information regarding the Fund. This SAI should be read in conjunction with the Prospectus. The Prospectus may be obtained by writing to the Fund at the above address or calling the 800 number. The audited financial statements and notes thereto for the year ended December 31, 1998 of the Berwyn Income Fund, Inc. ("BIF"), the predecessor of the Fund, and the report of PricewaterhouseCoopers LLP, the Fund's independent accountants, on such financial statements (the "Report"), included in BIF's 1998 Annual Report to Shareholders will be incorporated by reference in this SAI by amendment to the Trust's registration statement.


TABLE OF CONTENTS


Investment Policies and Risk
Factors...............................................................
 .....................	1

Investment
Restrictions..........................................................
 ................................................	3

Investment Advisory
Arrangements..........................................................
 ............................	5

Expense
Limitation............................................................
 ....................................................	6

Trustees and
Officers..............................................................
 ..............................................	6

Ownership of the
Fund..................................................................
 .........................................	8

Portfolio Transactions and Brokerage
Commissions...........................................................
 ..	8

Computation of Net Asset
Value.................................................................
 ..........................	10

Share
Purchases.............................................................
 ........................................................	10

Distributor...........................................................
 ...................................................................	10

Redemption of
Shares................................................................
 ............................................	11

Calculation of Performance
Data..................................................................
 .........................	11

General
Information...........................................................
 ....................................................	12

Distribution and
Taxes.................................................................
 .........................................	13

Financial
Statements............................................................
 ..................................................	15

INVESTMENT POLICIES AND RISK FACTORS

(See also "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's Prospectus.)
The Fund is a no-load, diversified series of shares of The
Berwyn Funds, an open-end, management investment company. Its investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers to be reasonable risks. In pursuing its investment objective, the Fund may also offer, as a secondary consideration, the potential for capital appreciation. To achieve its objective, the Fund invests in investment grade corporate debt securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high yield, high risk corporate debt securities (also known as "junk bonds"), unrated corporate debt securities, and preferred and common stocks. The Adviser determines the percentage of each category of securities to purchase and hold based upon the prevailing economic and market conditions. This means, that the Fund may invest up to 100% of its net assets in high yield, high risk corporate debt securities.
The Fund, however, may not invest in common stock when the value of the common stock in the Fund's portfolio equals or exceeds 30% of the value of the Fund's net assets.
Securities rated BBB or higher by Standard & Poor's Rating
Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's") are considered investment grade corporate debt securities. Securities rated lower than BBB or Baa by these services are considered high yield securities. Appendices A and B list the definitions of the S&P and Moody's bond ratings.
The Fund may invest in fixed income securities that are not
rated. The Fund will only invest in unrated securities that have a creditworthiness, in the opinion of the Adviser, that is equal to or better than the creditworthiness of fixed income securities with S&P ratings of CC or Moody's ratings of Caa.
The Fund may also purchase certain debt securities that have not been registered with the U.S. Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended ("1933 Act"), and are restricted from sale to the general public. The Fund will purchase these restricted securities from the issuer or qualified institutional buyers, and will sell these restricted securities, exclusively in transactions that are exempt pursuant to Rule 144A under the 1933 Act. The Fund will limit its investment in such restricted securities to no more than 10% of the value of its net asset.
There are risks associated with investing in Rule 144A
Securities. The securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities. Although the Rule 144A Securities may be resold in negotiated transactions, the price realized from these sales could be less than the price originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, if such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration.
In an effort to minimize the risks associated with these
securities, the Fund will only purchase Rule 144A Securities of companies that have publicly traded securities outstanding, have been in business a minimum of five years, and have a market capitalization of at least $100 million. Finally, the Fund will purchase Rule 144A Securities only in situations where the Adviser has a reasonable expectation that the securities will be registered with the Securities and Exchange Commission within six months.
In addition to corporate debt securities, the Fund may invest in the securities issued or guaranteed by the U.S. Government and its agencies and in preferred and common stocks. The securities of the U.S. Government in which the Fund invests are U.S. Treasury bonds and notes. The Fund may also purchase debt securities issued by Government agencies or by an instrumentality of the Government. Some of the Federal agencies that issue or guarantee securities include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U. S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.
U.S. Treasury bonds and notes are backed by the full faith and credit of the U.S. Government. Securities issued by Government agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency or instrumentality for repayment. The Fund invests in preferred stocks that, in the opinion of the Adviser, are offering an above average yield in comparison to preferred stocks of the same quality or in preferred stocks offering a potential for capital appreciation. The Fund may also purchase preferred stocks that are restricted securities subject to the limitations under Rule 144A described above.
The Fund invests in common stocks that it considers to be
selling at undervalued prices. The investment approach of the Fund may be deemed "contrarian" in its selection of common stocks due to the fact that this approach may lead the Fund to select stocks not recommended by other investment advisers or brokerage firms. The Fund, however, will purchase only common stocks that pay cash dividends and will not purchase additional common stocks when common stocks comprise 30% or more of the Fund's net assets.
Aside from the investments listed above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper rated A-1, repurchase agreements or Treasury bills, and may hold cash.
Investment by the Fund in a no-load money market fund will
result in the Fund paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of the Fund.
The Fund may invest in real estate investment trusts ("REITs")
and repurchase agreements. The Fund limits investment in REITs to 10% of its net assets and investment in repurchase agreements to 5% of its net assets.
REITs are companies that invest their capital in real estate, long and short term mortgages and construction loans. These companies normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. The Fund invests in REITs that generate income and have a potential for capital appreciation. Some REITs own properties and earn income from leases and rents. These types of REITs are termed "Equity" REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed "Mortgage" REITs. Finally, there are "Hybrid" REITs that own properties and hold mortgages. The Fund may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or bonds issued by REITs.
There are risks in investing in REITs.  The property owned by a
REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and the Fund's investments as a means of lessening risks. As of December 31, 1998, 4.9% of the Fund's net assets were invested in REITs.
In a repurchase agreement a seller of securities, usually a
banking institution or securities dealer, sells securities to the Fund and agrees with the Fund at the time of sale to repurchase the securities from the Fund at a mutually agreed upon time and price.
The Fund intends to enter into repurchase agreements only with established banking institutions that deal in Treasury bills and notes. The Fund intends to invest mostly in overnight repurchase agreements. In the event of bankruptcy of the seller of a repurchase agreement or the failure of the seller to repurchase the underlying securities as agreed upon, the Fund could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period the Fund seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. The Fund would also incur additional expenses enforcing its rights. As of December 31, 1998, the Fund had no assets invested in repurchase agreements.
INVESTMENT RESTRICTIONS
The investment restrictions set forth below are fundamental
policies of the Fund. Fundamental policies may not be changed without approval by vote of a majority of the Fund's outstanding voting securities. As used in this SAI and in the Prospectus, "a majority of the Fund's outstanding voting securities" means the lesser of (a) more than 50% of the Fund's outstanding shares, or (b) at least 67% of the shares present or represented by proxy at a meeting of shareholders provided that the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy.
When investing its assets, the Fund will not:
(1)	invest more than 5% of the value of its total assets in the
securities of any one issuer or purchase more than 10% of the outstanding voting securities, debt or preferred stock of any one issuer.  This restriction does not apply to obligations
issued or guaranteed by the U. S. Government, its agencies or instrumentalities;
(2)	invest more than 25% of the value of its total assets in
the securities of issuers in any one industry;
(3)	lend money, provided that for purposes of this restriction,
the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase
agreements shall not be deemed to be the making of a loan;
(4)	buy or sell real estate and real estate mortgage loans,
commodities, commodity futures contracts, puts and calls and straddles;
(5)	underwrite securities of other issuers, except as the Fund
may be deemed to be an underwriter under the Securities Act of
1933, as amended, in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;
(6)	make short sales or purchase securities on margin;
(7)	borrow money, except that the Fund may borrow up to 5% of
the value of its total assets at the time of such borrowing
from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase
securities, but will be used to pay expenses);
(8)	invest for the purposes of exercising control or
management;
(9)	invest in restricted securities (securities that must be
registered under the Securities Act of 1933, as amended, before they may be offered and sold to the public, except that the
Fund will be permitted to purchase restricted securities that are eligible for resale pursuant to Rule 144A under the
Securities Act of 1933, as amended);
(10)	participate in a joint investment account; and
(11)	issue senior securities.
The Fund has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that the Fund will not invest in real estate limited partnerships or oil, gas or other mineral leases and any investments in warrants will not exceed 5% of the Fund's net assets. Restrictions that are not fundamental policies may be changed by a vote of the majority of the Board of Trustees. If any of these non-fundamental restrictions are changed, however, the Fund will give shareholders at least 60 days' written notice.

INVESTMENT ADVISORY ARRANGEMENTS
(See also "Management of the Fund" in the Fund's Prospectus)
The Killen Group, Inc., is the investment adviser (the
"Adviser") to the Fund. Robert E. Killen is Chairman, CEO and sole shareholder of the Adviser. He is also President of the Trust.
Edward A. Killen, II is Vice President, Secretary and a Director of the Adviser. In addition, both are Trustees of the Trust.
The Adviser provides the Fund with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of the Fund, and the Adviser (the "Contract"), dated March 26, 1999, the Adviser provides the Fund with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser administer the operation of the Fund. These employees prepare and maintain the accounts, books and records of the Fund, calculate the daily net asset value per share each day the New York Stock Exchange is open, prepare and file the documents required of the Fund under Federal and state laws and prepare all shareholder reports.
The Contract provides that it will continue in effect, after the initial two-year term of the Contract, from year to year if continuation is specifically approved annually by either a majority of the Board of Trustees or a vote of a majority of the outstanding voting securities of the Fund. Continuance of the Contract must also be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. The Fund may terminate the Contract on sixty days' written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser may terminate the Contract on sixty days' written notice to the Fund without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment.
As compensation for its investment management services to the Fund under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. The fee is computed daily by multiplying the net assets for a day by the appropriate percentage and dividing the result by 365. At the end of the month, the daily fees are added and the sum is paid to the Adviser.
BIF, the predecessor of the Fund, paid the Adviser $789,024 in fees in 1998, $806,435 in 1997, and $638,212 in 1996.

EXPENSE LIMITATION
The Contract provides that the Adviser's fee payable by the Fund will be reduced in any fiscal year by any amount necessary to prevent Fund expenses and liabilities (excluding taxes, interest, brokerage commissions and extraordinary expenses, determined by the Fund or the Adviser, but inclusive of the Adviser's fee payable by the
Fund) from exceeding 2% of the average daily net assets of the Fund. In any month that the Fund expenses and liabilities exceed 2%, the Adviser's fee will be reduced so that expenses and liabilities will be 2%. Although the Fund expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee payable by the Fund. Once the net assets of the Fund exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of the Fund. The expense limitation has not reduced the Adviser's fee since 1988. In 1998 the Fund's total annual operating expenses amounted to 0.66% the average daily net assets of the Fund.

TRUSTEES AND OFFICERS
The Board of Trustees oversees the management of the business of the Trust and the Fund. The Board is elected initially by shareholders and thereafter Trustees are elected by the Board or the shareholders from time to time in accordance with the Trust's Agreement and Declaration of Trust and By-Laws. The Board of Trustees sets broad policies for the Fund and has responsibility for supervision of the operations of the Fund. The daily operations of the Fund are administered by employees of the Adviser under the Board's supervision.
The Trustees and executive officers of the Trust and their ages and principal occupations for the past five years are set forth below:
Name, Age, Position
and Address
Principal Occupation for the Past Five Years


*Robert E. Killen (57)
President & Trustee
1199 Lancaster Avenue
Berwyn, Pennsylvania
Director of Westmoreland Coal Co. (a mining company) since
July 1996.  Director and shareholder, Berwyn Financial Services
Corp. ("BFS"), a financial services company (registered as a broker-dealer with the SEC since December 1993 and a member of the National Association of Securities Dealers, Inc. (the "NASD") since July 1994) since October 1991. President and Director of the Berwyn Income Fund, Inc. ("BIF"), the predecessor of the Fund, and The Berwyn Fund, Inc. ("TBF") (both registered investment companies managed by the Adviser) from December 1986 to April 1999 and from February 1983 to April 1999, respectively. Chairman, Chief Executive Officer and sole shareholder of the Adviser (an investment advisory firm) since April 1996. President, Treasurer, Director and sole shareholder of the Adviser from September 1982 to March 1996.


*Anthony N. Carrelli (50)
Trustee
1189 Lancaster Avenue
Berwyn, Pennsylvania
Director of BIF from December 1996 to April 1999 and TBF from January 1995 to April 1999. Vice President of the Adviser since August 1986.


*Edward A. Killen, II (47)
Trustee
1189 Lancaster Avenue
Berwyn, Pennsylvania
Director, Secretary and shareholder of BFS since October 1991.
Director of BIF from January 1995 to April 1999 and TBF from February 1983 to January 1995 and from March 1999 to April 1999. Vice
President, Secretary and Director of the Adviser since February 1983.


Denis P. Conlon (51)
Trustee
1282 Farm Road
Berwyn, Pennsylvania
Director of BIF and TBF from June 1992 to April 1999. President and Chief Executive Officer of CRC Industries (a worldwide manufacturer) since September 1996. Vice President , Corporate Development,
Berwind Corporation (diversified manufacturing and financial company) from 1990 to September 1996.


Deborah D. Dorsi (43)
Trustee
1801 Stanbridge Street
Norristown, Pennsylvania
Director of BIF and TBF from April 1998 to April 1999. Retired industry executive since 1994. Director Worldwide Customer Support, Kulick Soffa Industries, Inc. (Semi Conductor Equipment Manufacturer) from 1993 to 1994. Corporate Account Manager for Kulick & Soffa Industries, Inc. prior to 1993.


Kevin P. Ryan (51)
Secretary-Treasurer
1199 Lancaster Avenue
Berwyn, Pennsylvania
President, Treasurer, Director and shareholder of BFS since October 1991. Secretary-Treasurer and Director of BIF from December 1986 to January 1995. Secretary and Treasurer of TBF from February 1983 to April 1999 and BIF from December 1986 to April 1999. Director of TBF from February 1983 to March 1999. Legal counsel to the Adviser since September 1985.


* Robert E. Killen, Anthony N. Carrelli, Edward A. Killen, II and
Kevin M. Ryan are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Consequently, Robert E. Killen, Anthony N. Carrelli, and Edward A. Killen, II are the "Interested Trustees" of the Fund. Robert E.
Killen is an Officer, Director and sole shareholder of the Adviser. Robert E. Killen is also a Director of BFS, a registered broker-dealer, and owns one-third of its outstanding shares. Anthony N. Carrelli is a Vice President of the Adviser. Edward A. Killen, II is an officer and Director of the Adviser. He is also an officer, Director and the owner of one-third of the outstanding shares of BFS. Kevin M. Ryan is legal counsel to the Adviser and an officer, Director and owner of one-third of the outstanding shares of BFS. In addition, Robert E. Killen and Edward A. Killen, II are brothers and Kevin M. Ryan is brother-in-law to both. BFS serves as the distributor for the Fund's shares in certain jurisdictions.
	Mr. Conlon and Ms. Dorsi are the Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees") and are paid a fee of $800 for each Board or Committee meeting attended and are reimbursed for any travel expenses by the Trust. If a Board and Committee meetings are held on the same day, the Independent Trustees receive only one $800 fee for all meetings on the same day. The Trust has not adopted a pension or retirement plan or any other plan that would afford benefits to its Trustees.
	The Trust estimates that the Trust will pay Ms. Dorsi and Mr. Conlon each $3,200 for the Trust's initial fiscal year ending December 31, 1999. The Trust is not a part of any fund complex.
	Officers of the Trust are not paid compensation by the Trust or any fund complex for their work as officers and no fees are paid by the Trust or any fund complex to the Trustees that are not Independent Trustees for the performance of their duties. (See "Management of the Fund" in the Prospectus for a discussion of management responsibilities of the Board and officers.)

OWNERSHIP OF THE FUND
As of February 11, 1999, there were no shareholders of the Trust or the Fund. As of February 1, 1999 there were 9,136,706 shares of BIF, the predecessor of the Fund, outstanding. Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA was the record owner of 44% of the outstanding shares. Although Schwab is the record owner of more than 25% of the outstanding shares of the Fund, Schwab cannot be considered to control the Fund. Schwab holds the shares in nominee name for its customers and does not have the power to vote the shares or to sell them. National Financial Services Corp., One World Trade Center, 200 Liberty Street, New York, NY was the record owner of 9% of the Fund's outstanding shares. National Financial Services Corp. holds the shares for its customers and does not have the power to vote the shares or to sell them. The records of the Fund do not indicate that any individual owns more than 5% of the Fund's outstanding shares. As of February 1, 1999, the Trustees and officers of BIF, as a group, owned beneficially and of record 143,022 shares of BIF. This amount constitutes 1.6% of the outstanding shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
Subject to policy established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the buying and selling of the Fund's portfolio securities. In executing such transactions, the Adviser will seek to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.
The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services which, in the opinion of the Board, are reasonable and necessary to the Fund's normal operations. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Adviser's other clients, and not all such services may be used by the Adviser in connection with the Fund. Those services may include economic studies, industry studies, security analysis or reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. The Adviser makes no effort in any given circumstance to determine the value of these materials or services or the amount they might have reduced expenses of the Adviser. The Fund considers giving brokerage business to brokers who have assisted in the distribution of shares of the Fund.
The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through affiliated brokers. In 1996, 1997, and 1998 BIF used an affiliated broker, BFS, pursuant to substantially the same procedures, and the Fund anticipates using BFS pursuant to its Rule 17e-1 procedures in its current fiscal year.
BFS is affiliated with the Fund because officers and Trustees of the Fund and the Adviser are officers, Directors and shareholders of BFS. In addition, BFS serves as the distributor for the Fund's shares in various jurisdictions pursuant to a written agreement.
In 1996, 1997 and 1998, BIF paid a total of $126,520, $193,023 and $185,897 in commissions to BFS, respectively. These figures represent 88%, 77% and 85% of the total commissions paid by BIF, respectively. The percentage of BIF's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 90%, 74% and 88%, respectively.
BIF paid brokerage commissions of $217,957 in 1998, $247,987 in 1997 and $144,128 in 1996.
The Adviser has other advisory clients which include individuals, trusts, pension and profit sharing funds, and an investment company, some of which have similar investment objectives to the Fund. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales as well as expenses incurred in the transactions among the Fund and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

COMPUTATION OF NET ASSET VALUE

(See also "Computation of Net Asset Value" in the Prospectus.)
The net asset value per share of the Fund is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (ordinarily 4:00 p.m. Eastern Time) on each day that the Exchange is open and is effective as of the time of computation.

SHARE PURCHASES
(See also "Buying Shares" in the Prospectus.)
The Fund offers shares for sale on a continuous basis.  The
Fund does not impose a sales charge (load) on the purchase of the Fund's shares. The offering price of shares of the Fund is the net asset value per share next determined after receipt by the Transfer Agent or a broker authorized by the Fund to receive orders for the purchase of shares. The net asset value of shares can be expected to fluctuate daily.
The minimum initial investment is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund that total $3,000 in the aggregate or between accounts in the Fund and the Berwyn Fund series of the Trust. Subsequent investments must be at least $250 per account. The minimum initial investment for Individual Retirement Accounts ("IRAs") is $1,000. The minimum is $250 for a spousal IRA. Subsequent investments in IRAs must be at least $250. There are no minimum requirements for pension and profit sharing plans or custodial accounts for minors.
The Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases where subsequent and continuing purchases are contemplated.

DISTRIBUTOR
(See also "Distributor" in the Prospectus.)
BFS, a broker-dealer registered with the U.S. Securities and Exchange Commission, is the current distributor of the Fund's shares, pursuant to a selling agreement which became effective April 30, 1999 (the "Selling Agreement"). Under the Selling Agreement, BFS is the non-exclusive agent in certain jurisdictions for the Fund's continuous offering of shares. Shares of the Fund are offered to the public at net asset value, without the imposition of a sales load. The jurisdictions in which BFS is the distributor are Arizona, Arkansas, Florida, Maryland, North Dakota, Nebraska, Texas, Vermont and West Virginia.
The Selling Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually by the Trust's Board of Trustees and by the vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Selling Agreement will terminate automatically in the event of its assignment.

REDEMPTION OF SHARES
(See also "Redemption of Shares" in the Fund's Prospectus.)
The Fund will redeem all full and fractional shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after receipt of proper notice of redemption. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

CALCULATION OF PERFORMANCE DATA
Yield
The Fund's yield for the month ended December 31, 1998 was
8.7%.
The yield was determined based upon the net investment income per share for the period December 1 to December 31, 1998. Expenses accrued for the period were subtracted from the interest and dividends accrued and the remainder was divided by daily average number of shares multiplied by maximum offering price per share. The number then obtained was annualized.
Total Return
The average annual total return of the Fund for one year, five years and ten years ended December 31, 1998 are listed below:
		One Year:	(4.57%)
		Five Years:	8.13%
		Ten Years:	11.20%
The period of time for one year's performance is from January
1, 1998 to December 31, 1998. The dates for the five-year period are January 1, 1994 to December 31, 1998 and for the ten year period are from January 1, 1989 to December 31, 1998. To obtain the performance listed above, the Fund computed its average total return for each period of time. The Fund made this calculation by first determining the total return for a period and then using an exponential function based upon the number of years involved to obtain an average.
The total return for a period is calculated by determining the redeemable value of $1,000 initial investment made at the beginning of the period, with dividends and capital gains reinvested on the reinvestment date, on the last day of the period and dividing that value by $1,000. The average annual total return for the period is calculated by taking the total return for the period and determining the annual average by using an exponential function based upon the number of years and any fraction thereof in the period.
In addition to an average annual total return, the Fund calculates its total returns on a calendar year basis. Listed below are the Fund's total returns for the calendar years 1988 through 1998:

January 1, 1988 -
December 31, 1988
l1.3%
January 1, 1989 -
December 31, 1989
11.9%
January 1, 1990 -
December 31, 1990
-0.13%
January 1, 1991 -
December 31, 1991
23.0%
January 1, 1992 -
December 31, 1992
21.7%
January 1, 1993 -
December 31, 1993
16.9%
January 1, 1994 -
December 31, 1994
-1.1%
January 1, 1995 -
December 31, 1995
21.0%
January 1, 1996 -
December 31, 1996
14.0%
January 1, 1997 -
December 31, 1997
13.4%
January 1, 1998 -
December 31, 1998
-4.57%

The Fund calculates the total return for a calendar year by determining the redeemable value of $1,000 investment made at the beginning of the year with dividends and capital gains reinvested on the reinvestment date, on last day of the year and dividing that value by $1,000.
Annual average total return and the total returns for calendar year are based on historical performance and are not intended as an indication of future performance.

GENERAL INFORMATION
History and Capital Structure
The Fund is a series of shares of The Berwyn Funds, a Delaware business trust formed under the laws of the State of Delaware on February 4, 1999. The Fund is the successor to BIF, a corporation organized under the laws of the Commonwealth of Pennsylvania on December 26, 1986, which was a no-load, diversified, open-end management investment company. In a reorganization approved by vote of the shareholders of BIF and accomplished on April 30, 1999, all the assets and liabilities of BIF were transferred to the Fund and the shareholders of BIF became the shareholders of the Fund. Thereafter the Fund has carried on the business of BIF.
The Fund has authorized an unlimited number of shares of beneficial interest, without par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and nonassessable. Fund shares do not have cumulative voting rights.
Custodian
PFPC Trust Company, 400 Bellevue Parkway, Suite 108,
Wilmington, DE 19809 is the custodian of the Fund. The custodian holds all securities and cash owned by the Fund and collects all dividends and interest due on the securities.
Independent Accountants
PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania has been selected as the independent accountants for the Fund by the Board of Trustees and its initial sole shareholder. PricewaterhouseCoopers LLP, will perform an annual audit of the financial statements of the Fund.
Litigation
The Fund is not involved in any litigation or other legal proceedings.

DISTRIBUTION AND TAXES

Distributions of Net Investment Income
	The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.
Distributions of Capital Gains
	The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.
Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.
Information on the Tax Character of Distributions
	The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.
Election to Be Taxed as a Regulated Investment Company
	The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.
Excise Tax Distribution Requirements
	To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January, which you treat as received in December) to avoid these excise taxes, but can give no assurances that is distributions will be sufficient to eliminate all taxes.
Redemption of Fund Shares
	Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares of the Berwyn Income Fund, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.
	All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. Government Obligations
	Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptance, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. Investment in Complex Securities
	The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

FINANCIAL STATEMENTS
BIF's audited financial statements and notes thereto for the year ended December 31, 1998 and the report of PricewaterhouseCoopers LLP, BIF's independent accountants, on such financial statements (the "Report") which are included in BIF's 1998 Annual Report to Shareholders (the "Annual Report") will be incorporated by reference in this SAI by amendment to the Trust's registration statement. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report without charge by writing to the Fund at the address on the cover of the SAI or calling (800) 992-6757.

APPENDIX A

DEFINITIONS OF STANDARD & POOR'S BOND RATINGS



	Standard & Poor's Ratings Group gives ratings to bonds that range from AAA to D. The Fund may invest in bonds with ratings of CC above. Definitions of these ratings are set forth below.

		AAA	Debt rated AAA has the highest rating assigned by
Standard & Poor's.
			Capacity to pay interest and repay principal is
extremely strong.

		AA	Debt rated AA has a very strong capacity to pay
interest and repay principal
			and differs from the higher rated issues only in
small degree.

		A	Debt rated A has a strong capacity to pay
interest and principal although it
			is somewhat more susceptible to the adverse
effects of changes in
			circumstances 	and economic conditions than debt
in higher rated categories.

		BBB	Debt rated BBB is regarded as having an adequate
capacity 	to pay interest
			and repay principal.  Whereas it normally
exhibits adequate protection
			parameters, adverse economic conditions or
changing circumstances are
			more likely to lead to a weakened capacity to pay
interest and repay 			principal for debt
in this category than in higher rated categories.

		BB,B, CCC, CC
			Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly
			speculative with respect to capacity to pay interest and repay principal in
			accordance with the terms of the obligation. BB indicates the lowest degree
			of speculation and C the highest degree of speculation. While such debt
			will likely have some quality and protective characteristics, these are
			outweighed by large uncertainties or major risk exposures to adverse
			conditions.

		D	Debt rated D is in default, and payment of
interest and/or repayment of
			principal is in arrears.

APPENDIX B

MOODY'S BOND RATINGS



	Moody's Investors Service, Inc. gives ratings to bonds that range from Aaa to D. Definitions of these ratings are set forth below. The Fund may invest in bonds with any ratings of Caa or better.

Aaa	-	These bonds are judged to be of the best quality.  They
carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

Aa	-	These bonds are judged to be of high quality by all
standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A	-	These are bonds which possess many favorable investment
attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	-	These bonds are considered as medium grade obligations,
i.e., they are neither highly protected nor poorly secured. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	-	These are bonds judged to have speculative elements; their
future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

B	-	These bonds generally lack characteristics of the
desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	-	These are bonds of poor standing.  Such issues may be in
default or there may be present elements of danger with respect to principal or interest.

Ca	-	These bonds represent obligations which are speculative in
a high degree. Such issues are often in default or have other market shortcomings.

C	-	These are the lowest rated class of bonds and issues so
rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.